Lease (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Supplemental Balance Sheet Information Related To Operating Lease Abstract
Right-of-use assets	$ 461,399	$ 194,747
Operating lease liabilities - current	208,926	98,427
Operating lease liabilities - non-current	250,178	104,755
Total operating lease liabilities	$ 459,104	$ 203,182